Label	Element	Value
Volatility Premium Plus ETF (Consolidated) | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%
Volatility Premium Plus ETF (Consolidated) | CBOE VIX Futures Feb 26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	33.90%
Volatility Premium Plus ETF (Consolidated) | CBOE VIX Futures Jan 26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	33.30%
Volatility Premium Plus ETF (Consolidated) | CBOE VIX Futures Dec 25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	18.40%
Volatility Premium Plus ETF (Consolidated) | CBOE VIX Futures Mar 26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.40%